Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Other Receivables
	December 31
	2019	2020
	US$ thousands

Advances to suppliers	805	618
Government authorities	2,758	3,668
Prepaid expense	553	477
Other receivables	848	1,363
	4,964	6,126